Acquisitions (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Apr. 11, 2023	Jun. 30, 2023	Jun. 30, 2023
Statement [Line Items]
Revenue			$ 100,000
GameSquare Esports, Inc. [Member]
Statement [Line Items]
Loss attributed	$ 1,687,689	$ 1,687,689
Revenue	$ 8,440,607	$ 8,440,607